SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events:
Subsequent Events
NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring through the date that the financial statements were issued.

Subsequent to December 31, 2016, 175,836 shares of restricted Common Stock of the Company have been issued for certain legal and corporate consulting services rendered to third-party consultants. These shares were valued at $175,836.

January 1, 2017 Appointment of Director of Emerging Therapy

On January 1, 2017, the Board of Directors of the Company, appointed Emily Hamilton, MD to serve as the Director of Emerging Therapy of the Company.

Dr. Hamilton was the President of Rosellini Scientific LLC from 2010 to 2012 where she provided leadership to position the company at the forefront of the biomedical engineering industry. At Rosellini Scientific she helped to develop a strategic plan to advance the company's scientific mission and objectives and to promote revenue, profitability and growth as an organization. She also oversaw the company operations to ensure production efficiency, quality, service, and cost-effective management of clinical and pre-clinical research. Dr. Hamilton graduated from Oklahoma State University with a degree in Physiology.  She then attended the University of Texas Medical School at Houston ('06) and went on to complete an Anesthesiology Residency.  She is board certified in Anesthesiology in Texas and for the last seven years has been affiliated with Baylor Scott & White Medical Center Plano, Medical City Dallas Hospital, Texas Health Presbyterian Hospital and Texas Health Presbyterian Hospital Dallas.

Dr. Hamilton is the wife of our CEO, William Rosellini.

January 6, 2017 Stock Exchange Agreement

On January 6, 2017, (the "Effective Date), The Company and Rosellini Scientific, LLC, a Texas limited liability company ("RS"), entered into a Stock Exchange Agreement (the “Agreement”). Subject to the terms and conditions set forth the Agreement, on the Effective Date, RS sold, transferred, and assigned to Nexeon all of its right, title and interest in and to 100 shares of common stock of MicroTransponder Inc., a Delaware corporation (the "MTI Shares") in exchange for 389 shares of common stock of Emeritus Clinical Solutions, Inc. (formerly Telemend, Inc.), a Texas corporation, owned by Nexeon and Nexeon sold, transferred and assigned to RS 389 shares of common stock of Emeritus Clinical Solutions, Inc. (the “Emeritus Shares”) in exchange for the 100 MTI Shares (the MTI Shares and Emeritus Shares are collective referred to as the “Exchange Shares”).

January 10, 2017 Acquisition Agreement

On January 10, 2017, Rosellini Scientific, LLC, (“RS”) and Nexeon Medsystems Europe, S.a.r.l., a Luxembourg private limited liability company (hereinafter referred to as “Nexeon Europe”), which is a wholly-owned subsidiary Company, and in the presence of Nexeon Medsystems Belgium SPRL, a company incorporated under the laws of Belgium, (hereinafter referred to as “NMB”), entered into an Acquisition Agreement. RS is the sole shareholder of NMB owning 107,154 shares (the “Shares”).

Pursuant to the Acquisition Agreement, RS is granting to Nexeon Europe the exclusive and irrevocable right to purchase the Shares upon the terms and conditions set forth in the Acquisition Agreement (the “Right to Purchase”). The consideration for the Right to Purchase is US $1,000 (the “Acquisition Price”). Nexeon Europe shall have the right to exercise the Right to Purchase commencing from the date of the Acquisition Agreement and terminating on December 31, 2017 (the “Acquisition Period”). In the event Nexeon Europe exercises the Right to Purchase, the Agreement shall be automatically deemed converted into and considered a share transfer agreement for the purchase of the Shares and the Acquisition Price shall be considered the Purchase Price of the Shares and shall be deemed to have been satisfied by Nexeon Europe to RS as of the date of the Acquisition Agreement. If Nexeon Europe elects not to exercise the Right to Purchase on or before December 31, 2017, then the Acquisition Agreement shall become null and void and of no further force and effect.

Pursuant to the terms of the Acquisition Agreement, closing of the transaction is conditioned upon the delivery to Nexeon Europe of a two year audit for years ending December 31, 2015 and 2016 of NMB, to be completed by April 15, 2017. RS shall be solely responsible and liable for any and all fees, costs and expenses associated with such audit.

Description of Nexeon Medsystems Belgium, SPRL

Nexeon Medsystems Belgium, SPRL, formerly known as Rosellini Scientific Benelux, is wholly-owned subsidiary of RS and is a medical device manufacturing company. NMB was originally formed in 2013 and is located in Liege, Belgium. NMB has previously received a number of subsidies from the government of the Walloon region in Belgium to develop active implantable medical devices.  In addition, NMB has acquired assets related to an implantable neurostimulation device system, the Synapse™, for use in the treatment of neurological diseases.  The Synapse™ was previously issued a CE Mark for use in the treatment of certain movement disorders associated with Parkinson's disease.  It also is being manufactured for a number of commercial partners, including Galvani Bioelectronics and John Hopkin's University, for use in their various research projects.

Description of Nexeon Europe

Nexeon Europe is a wholly owned subsidiary of the Company formed on October 28, 2016. The Company and Nexeon Europe are part of the Nexeon group of companies (the “Group”) that is currently being restructured in order to achieve a more efficient and cost-effective Group structure.

Loan Agreement and Promissory Note

In connection with the Acquisition Agreement described above and based on the contemplation that Nexeon Europe shall acquire all of the shares of NMB, Nexeon Europe (Lender) and NMB (Borrower) entered into a Loan Agreement and related Promissory Note pursuant to which Nexeon Europe agrees to make a loan to NMB in the aggregate principal amount of EUR 1,000,000 (One Million Euros) (the “Loan”). The Loan shall mature on the first Business Day falling one (1) year from the date of the Loan Agreement (the “Maturity Date”). The Maturity Date shall be extended and the term of the Loan Agreement automatically renewed for successive thirty (30) day periods unless the NMB notifies the Nexeon Europe within ten (10) days of the then upcoming Maturity Date that it intends to repay the full amount or the then outstanding amount of the Loan prior to the upcoming Maturity Date. NMB may repay, either partially or entirely, the Loan and/or accrued interest thereon at any time prior to the Maturity Date without penalty, upon giving at least two (2) Business Days’ prior written notice to Nexeon Europe. NMB and Nexeon Europe may also agree to settle the Loan through the inter-company account netting procedure or to capitalize as an investment in the subsidiary.

The Loan shall bear interest at the rate of 5% per annum. Accrued interest on the unpaid principal amount of the Loan shall be payable on the Maturity Date. Accrued interest on any partial repayment of the Loan shall be payable on the earlier of the date of repayment or the first business day of the month following partial repayment.

As of March 28, 2017, $592,059 has been loaned to NMB pursuant to the terms of the Loan Agreement and Promissory Note.

Security Agreement

As collateral security for the payment in full when due (whether at stated maturity, by acceleration or otherwise) of the Loan, NMB pledged and granted to Nexeon Europe a security interest in all of NMB’s right, title and interest in, to and under all of its properties, including but not limited to personal and real property, in each case whether tangible or intangible.

Services Agreements for Common Stock

On December 9, 2016, Nexeon Medsystems Puerto Rico, a wholly owned subsidiary of the Company, entered into a services agreement with Adaptive Business Solutions, LLC to provided corporate structuring consulting services in exchange for $60,000 in restricted shares of the Company’s common stock. No stock was issued at the time the agreement was entered into in 2016. In January 2017, 38,336 shares of the Company’s common stock were issued in exchange for services provided.

On February 14, 2017, the Company entered into a services agreement with ACORN Management Partners, LLC to provide strategic business outreach and strategic relations services in exchange for a monthly fee of $7,500 and $125,000 in restricted shares of the Company’s common stock. The Company has made cash payments of $7,500 and issued 125,000 shares of the Company’s commons stock in February 2017. The initial term of the agreement is six months.

On February 23, 2017, the Company entered into a services agreement with Sichenzia Ross Ference Kesner, LLP to provide drafting and filing of a registration statement on Form S-1for a flat rate of $40,000.  The fee shall be paid $20,000 in cash and $20,000 in restricted shares of the Company’s common stock. The Company has issued 12,500 shares of the Company’s commons stock and made cash payments of $12,500 in February 2017.